Fair Value of Financial Instruments (Details 3) (Derivatives designated as hedging instruments [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other assets, net [Member]
Fair value of derivative instruments in the condensed consolidated balance sheets
Derivatives assets designated as hedging instruments	$ 0	$ 0
Other long-term liabilities [Member]
Fair value of derivative instruments in the condensed consolidated balance sheets
Derivatives liabilities designated as hedging instruments	$ 254,228	$ 340,526